Note 14 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - Class B Warrants [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Nov. 06, 2019
Warrant outstanding (in shares)	4,200,000
Warrant shares outstanding (in shares)	168,000	168,000
Warrant Term (Month)	18 months
Warrant exercise price (in dollars per share)	$ 1.00
Warrant liability	$ 66